Summary of Significant Accounting Policies - Summary of Useful Lives Using Calculated to Depreciation (Detail)	12 Months Ended
Dec. 31, 2017
Equipment and tools [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives	3 to 10 years
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives	3 to 5 years
Aircrafts [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives	5 to 10 years
Seismic Vessels [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives	12 to 30 years
Buildings for Industrial use [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives	20 years
Buildings for administrative and commercial use [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives	20 to 40 years